Condensed Interim Statements of Comprehensive Loss (Unaudited) (Parentheticals) - $ / shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Statement [Abstract]
Net loss per ordinary shares, diluted	$ 0.12	$ 0.31
Weighted average number of ordinary shares outstanding diluted	3,597,442	3,066,785